UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-06707

				Narragansett Insured Tax-Free Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	6/30/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

 		NARRAGANSETT INSURED TAX-FREE INCOME FUND
		Annual Report June 30, 2003

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

              SERVING RHODE ISLAND INVESTORS FOR MORE THAN A DECADE

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

     Narragansett Insured Tax-Free Income Fund (the "Fund") seeks to provide the highest level of double tax free income possible while staying within the self imposed quality restraints. The Fund strives to accomplish this by purchasing only municipal securities rated AAA by nationally renowned credit rating services. As an extra measure of credit protection to shareholders, all securities owned by the Fund are insured to provide for the timely payment of principal and interest when due. A maximum average maturity profile of under 15 years has been and will continue to be maintained for the Fund's portfolio in order to produce a reasonable level of income return with relatively high stability for the Fund's share price. At the June 2003 fiscal year end, the portfolio had an average maturity of 12.3 years.

     Stock prices continued to climb in June as the Standard & Poor's 500 added 1.3% for the month. This "benchmark" index returned nearly 12% during the first half of 2003, while the NASDAQ Composite posted an astonishing 22% gain as investors appeared to focus on both the technology and biotech sectors. Although we believe the economy still appears sluggish by many measures, shares which are economically sensitive have, in our view, generally fared better than more defensive issues in the stock market. Despite the difficult stock market of the previous three years, we think this year's market run up can be attributed to investors who sought lower quality investments. For example, the stock performance of IBM and Microsoft has been rather tepid, while the shares of numerous unprofitable technology companies have surged.

     Therefore, the stock market seems to be discounting a fairly robust recovery in the second half of the year 2003. While we have argued for some time that the economy should improve and we agree that technology spending is trending higher, it is entirely possible that the prices of many stocks have gotten ahead of the actual fundamentals. A case may be built that more patient investors may find it an opportune time to accumulate shares in quality companies that have lagged in the market rally, such as those with rising cash flows and dividends.

     The bond market began to slip during the latter part of June of this year. Intermediate and long-term interest rates, which fell to historic lows early on, ended the month above May levels despite another cut in the Federal Funds' rate. Even the weak June employment data released in early July failed to give bond prices a lift.

     As with the stock market rally, the retrenchment in interest rates appears to have been a global phenomenon. Given the heavy government-financing calendar in the coming months of this year as well as investors' rediscovered appetite for stocks in addition to our country's dependence on foreign capital, gradual upward pressure on rates could continue. For fixed income investors, this would be a welcome development.

     Given the current Federal income tax rates and the Rhode Island income tax rate, the Narragansett Insured Tax-Free Income Fund presently produces an attractive yield for Rhode Island residents when compared to taxable fixed-income securities.

     Management believes that having available to the Fund a locally-based investment manager, with extensive knowledge and experience in the Rhode Island municipal market continues to add considerable value to the portfolio and provides a distinct benefit to Fund shareholders.

     The Fund's investment Sub-Adviser intends to continue to oversee the portfolio with a strong emphasis on achieving a balance between share price stability, acceptable double tax-free income return, and the highest standards of credit quality.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Narragansett Insured Tax-Free Income Fund for the 10-year period ended June 30, 2003 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

              Lehman Brothers
           Quality Intermediate      Fund's Class A Shares
           Municipal Bond Index         With Sales Charge         Without Sales Charge      Cost of Living Index
6/93              $10,000                    $9,600                      $10,000                   $10,000
6/94              $10,131                    $9,545                      $9,943                    $10,249
6/95              $10,940                    $10,558                     $10,998                   $10,561
6/96              $11,548                    $11,030                     $11,490                   $10,852
6/97              $12,338                    $12,038                     $12,540                   $11,101
6/98              $13,195                    $12,972                     $13,514                   $11,288
6/99              $13,595                    $13,147                     $13,696                   $11,510
6/00              $14,143                    $13,484                     $14,046                   $11,939
6/01              $15,393                    $14,798                     $15,415                   $12,327
6/02              $16,463                    $15,679                     $16,333                   $12,458
6/03              $17,750                    $17,032                     $17,743                   $12,722

                                        AVERAGE ANNUAL TOTAL RETURN
                                      FOR PERIODS ENDED JUNE 30, 2003
                               ----------------------------------------------
                                                                      SINCE
                               1 YEAR      5 YEARS      10 YEARS    INCEPTION
                               ------      -------      --------    ---------
Class A (9/10/92)
   With Sales Charge            4.26%        4.73%        5.47%       5.91%
   Without Sales Charge         8.64         5.60         5.90        6.31

Class C (5/1/96)
   With CDSC                    6.72         4.68          n/a        5.26
   Without CDSC                 7.72         4.68          n/a        5.26

Class Y (5/1/96)
   No Sales Charge              8.80         5.73          n/a        6.47

Class I (11/4/98)
   No Sales Charge              8.52          n/a          n/a        5.45

Lehman Index                    7.82         6.11         5.90        6.16*  (Class A)
                                                           n/a        6.22** (Class C&Y)
                                                           n/a        5.63+  (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y and Class I shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

*     From commencement of operations on September 10, 1992.

**    From commencement of operations on May 1, 1996.

+     From commencement of operations on November 4, 1998.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Narragansett Insured Tax-Free Income Fund:

     We have audited the accompanying statement of assets and liabilities of Narragansett Insured Tax-Free Income Fund, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Narragansett Insured Tax-Free Income Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                                        KPMG LLP

New York, New York
August 8, 2003

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2003

                                                                         RATING
     FACE                                                             MOODY'S, S&P
    AMOUNT    GENERAL OBLIGATION BONDS (46.5%)                           OR FITCH               VALUE
-----------   ---------------------------------------------------     -------------         -------------
              Central Falls, Rhode Island
$   500,000      4.900%, 11/15/05 MBIA Insured ..................      Aaa+/AAA++           $      516,980
    500,000      5.200%, 11/15/09 MBIA Insured ..................      Aaa+/AAA++                  512,195
              Coventry Rhode Island
    550,000      5.000%, 11/01/16 AMBAC Insured .................      Aaa+/AAA+++                 605,687
    550,000      5.000%, 11/01/17 AMBAC Insured .................      Aaa+/AAA+++                 601,562
              Cranston, Rhode Island
    300,000      5.500%, 06/15/07 MBIA Insured ..................      Aaa+/AAA++                  330,375
    500,000      5.450%, 11/15/11 FGIC Insured ..................      Aaa+/AAA++                  576,875
              Cumberland, Rhode Island
    345,000      5.500%, 09/01/06 MBIA Insured ..................      Aaa+/AAA++                  354,463
    250,000      3.750%, 2/01/13 FGIC Insured ...................      Aaa+/AAA++                  258,437
    250,000      4.000%, 2/01/14 FGIC Insured ...................      Aaa+/AAA++                  260,625
    250,000      4.000%, 2/01/15 FGIC Insured ...................      Aaa+/AAA++                  258,750
    500,000      5.000%, 08/01/15 MBIA Insured ..................      Aaa+/AAA++                  555,625
    250,000      4.000%, 2/01/16 FGIC Insured ...................      Aaa+/AAA++                  255,937
    250,000      4.100%, 2/01/17 FGIC Insured ...................      Aaa+/AAA++                  255,937
    250,000      4.150%, 2/01/18 FGIC Insured ...................      Aaa+/AAA++                  255,000
  1,255,000      5.000%, 10/01/18 MBIA Insured ..................      Aaa+/AAA++                1,363,244
  1,040,000      5.200%, 10/01/21 MBIA Insured ..................      Aaa+/AAA++                1,121,900
              Lincoln, Rhode Island
    400,000      5.100%, 01/15/06 MBIA Insured ..................      Aaa+/AAA++                  416,656
    400,000      5.200%, 08/15/06 MBIA Insured ..................      Aaa+/AAA++                  405,492
  1,000,000      5.500%, 08/15/10 MBIA Insured ..................      Aaa+/AAA++                1,014,090
    250,000      5.750%, 08/01/15 FGIC Insured ..................      Aaa+/AAA+++                 275,000
              Newport, Rhode Island
    250,000      4.900%, 05/15/06 FGIC Insured ..................      Aaa+/AAA++                  262,515
    500,000      5.000%, 05/15/07 FGIC Insured ..................      Aaa+/AAA++                  526,900
    150,000      6.550%, 08/15/07 MBIA Insured ..................      Aaa+/AAA++                  150,808
    500,000      5.100%, 05/15/08 FGIC Insured ..................      Aaa+/AAA++                  527,330
  1,000,000      4.500%, 11/01/15 AMBAC Insured .................      Aaa+/AAA+++               1,071,250
  1,000,000      4.750%, 11/01/18 AMBAC Insured .................      Aaa+/AAA+++               1,065,000
    800,000      5.000%, 11/01/20 AMBAC Insured .................      Aaa+/AAA+++                 861,000
              New Shoreham Rhode Island
$   245,000      4.000%, 11/15/15 AMBAC Insured .................      AAA++/AAA+++         $      253,269
    255,000      4.250%, 11/15/16 AMBAC Insured .................      AAA++/AAA+++                266,156
    270,000      4.250%, 11/15/17 AMBAC Insured .................      AAA++/AAA+++                279,450
    910,000      4.800%, 04/15/18 AMBAC Insured .................      AAA++/AAA+++                974,837
    285,000      4.500%, 11/15/18 AMBAC Insured .................      AAA++/AAA+++                298,181
  1,105,000      5.000%, 04/15/22 AMBAC Insured .................      AAA++/AAA+++              1,175,444
              North Providence, Rhode Island
    400,000      5.700%, 07/01/08 MBIA Insured ..................      Aaa+/AAA++                  466,500
    500,000      4.700%, 09/15/14 FSA Insured ...................      Aaa+/AAA+++                 542,500
              Pawtucket, Rhode Island
    600,000      4.300%, 09/15/09 AMBAC Insured .................      Aaa+/AAA+++                 660,750
    795,000      3.500%, 04/15/10, AMBAC Insured ................      Aaa+/AAA+++                 825,806
    250,000      4.400%, 09/15/10 AMBAC Insured .................      Aaa+/AAA+++                 275,000
    825,000      3.500%, 04/15/11 AMBAC Insured .................      Aaa+/AAA+++                 848,719
    850,000      3.625%, 04/15/12 AMBAC Insured .................      Aaa+/AAA+++                 876,562
    880,000      3.750%, 04/15/13 AMBAC Insured .................      Aaa+/AAA+++                 906,400
    910,000      4.000%, 04/15/14 AMBAC Insured .................      Aaa+/AAA+++                 944,125
              Providence, Rhode Island
    700,000      5.500%, 01/15/11 FSA Insured ...................      Aaa+/AAA++                  789,250
  1,925,000      5.200%, 04/01/11 AMBAC Insured .................      Aaa+/AAA+++               2,177,656
  1,000,000      5.000%, 01/15/16 FGIC Insured ..................      Aaa+/AAA++                1,096,250
  1,000,000      5.000%, 01/15/17 FGIC Insured ..................      Aaa+/AAA++                1,090,000
  1,000,000      5.000%, 01/15/18 FGIC Insured ..................      Aaa+/AAA++                1,083,750
              East Providence, Rhode Island
    500,000      5.400%, 05/15/07 MBIA Insured ..................      Aaa+/AAA++                  543,125
    350,000      3.375%, 05/15/15 MBIA Insured ..................      Aaa+/AAA++                  342,125
              State of Rhode Island
  1,000,000      5.000%, 07/15/05 FGIC Insured ..................      Aaa+/AAA++                1,072,500
  1,000,000      5.125%, 07/15/11 FGIC Insured ..................      Aaa+/AAA++                1,112,500
  4,000,000      5.000%, 08/01/14 FGIC Insured ..................      Aaa+/AAA++                4,430,000
  1,500,000      5.000%, 09/01/15 FGIC Insured ..................      Aaa+/AAA++                1,635,000
  2,000,000      5.250%, 11/01/17 FGIC Insured ..................      Aaa+/AAA++                2,230,000
  2,500,000      5.000%, 09/01/18 MBIA Insured ..................      Aaa+/AAA++                2,700,000
  2,000,000      5.000%, 09/01/19 MBIA Insured ..................      Aaa+/AAA++                2,150,000
  1,500,000      5.000%, 09/01/20 MBIA Insured ..................      Aaa+/AAA++                1,601,250
              Rhode Island Consolidated Capital Development
                 Loan, Series A
$ 1,000,000      5.000%, 09/01/14 FGIC Insured ..................      Aaa+/AAA++           $    1,095,000
  1,500,000      4.750%, 09/01/17 FGIC Insured ..................      Aaa+/AAA++                1,582,500
              Rhode Island Consolidated Capital Development
                 Loan, Series B
  1,000,000      5.000%, 06/01/14 FGIC Insured ..................      Aaa+/AAA++                1,106,250
  2,000,000      5.000%, 08/01/15 FGIC Insured ..................      Aaa+/AAA++                2,197,500
              State of Rhode Island Consolidated Capital
                 Development Loan, Series C
  1,000,000      5.250%, 11/01/11 MBIA Insured ..................      Aaa+/AAA++                1,158,750
              South Kingstown, Rhode Island
    400,000      4.900%, 11/15/07 AMBAC Insured .................      Aaa+/AAA++                  409,248
    500,000      5.500%, 06/15/12 FGIC Insured ..................      Aaa+/AAA+++                 575,625
              Warwick, Rhode Island
    665,000      4.250%, 07/15/14 AMBAC Insured .................      Aaa+/AAA++                  704,069
    195,000      5.600%, 08/01/14 FSA Insured ...................      Aaa+/AAA++                  219,619
    700,000      4.375%, 07/15/15 AMBAC Insured .................      Aaa+/AAA++                  742,875
    735,000      4.500%, 07/15/16 AMBAC Insured .................      Aaa+/AAA++                  779,100
    770,000      4.600%, 07/15/17 AMBAC Insured .................      Aaa+/AAA++                  816,200
  1,000,000      5.000%, 03/01/18 FGIC Insured ..................      Aaa+/AAA++                1,087,500
    810,000      4.700%, 07/15/18 AMBAC Insured .................      Aaa+/AAA++                  858,600
  1,000,000      5.000%, 01/15/19 FGIC Insured ..................      Aaa+/AAA++                1,076,250
    855,000      4.750%, 07/15/19 AMBAC Insured .................      Aaa+/AAA++                  902,025
    500,000      5.000%, 01/15/20 FGIC Insured ..................      Aaa+/AAA++                  535,625
              West Warwick, Rhode Island
    500,000      4.875%, 03/01/16 AMBAC Insured .................      Aaa+/AAA+++                 541,875
    670,000      5.000%, 03/01/17 AMBAC Insured .................      Aaa+/AAA+++                 729,462
    700,000      5.050%, 03/01/18 AMBAC Insured .................      Aaa+/AAA+++                 762,125
    735,000      5.100%, 03/01/19 AMBAC Insured .................      Aaa+/AAA+++                 797,475
              Woonsocket, Rhode Island
    385,000      5.125%, 03/01/11 MBIA Insured ..................      Aaa+/AAA++                  393,778
    655,000      4.450%, 12/15/12 FGIC Insured ..................      Aaa+/AAA+++                 707,400
    685,000      4.550%, 12/15/13 FGIC Insured ..................      Aaa+/AAA+++                 736,375
                                                                                            --------------
              Total General Obligation Bonds ....................                               68,821,964
                                                                                            --------------

              REVENUE BONDS (49.1%)
              ---------------------------------------------------

              HIGHER EDUCATION REVENUE BONDS (23.3%)
              ---------------------------------------------------
              Providence Rhode Island Public Building Authority
                 2003 Series A School Projects
$ 1,395,000      4.000%, 12/15/12 MBIA Insured ..................      Aaa+/AAA++           $    1,480,444
  1,450,000      4.000%, 12/15/13 MBIA Insured ..................      Aaa+/AAA++                1,522,500
  1,505,000      4.000%, 12/15/14 MBIA Insured ..................      Aaa+/AAA++                1,563,319
  1,570,000      4.000%, 12/15/15 MBIA Insured ..................      Aaa+/AAA++                1,617,100
  1,630,000      4.000%, 12/15/16 MBIA Insured ..................      Aaa+/AAA++                1,662,600
              Providence Rhode Island Pub. Bldg. School &
                 Public Facs. Proj.
  1,500,000      5.250%, 12/15/17 AMBAC Insured .................      Aaa+/AAA++                1,655,625
  1,000,000      5.250%, 12/15/19 AMBAC Insured .................      Aaa+/AAA++                1,096,250
              Rhode Island Health & Education Building Corp.,
                 Board of Governors, 1993 Series A
    450,000      5.300%, 09/15/08 MBIA Insured ..................      Aaa+/AAA++                  462,456
              Rhode Island Health & Education Building Corp.,
                 Board of Governors, 1993 Series B
    500,000      5.250%, 09/15/23 MBIA Insured ..................      Aaa+/AAA++                  512,360
              Rhode Island Health & Education Building Corp.,
                 Brown University, 1993 Series
  2,000,000      5.250%, 09/01/17 MBIA Insured ..................      Aaa+/AAA+++               2,217,500
  1,000,000      5.000%, 09/01/23 MBIA Insured ..................      Aaa+/AAA++                1,041,250
              Rhode Island Health & Education Building Corp.,
                 Johnson & Wales University, 1999 Series A
    465,000      5.500%, 04/01/15 MBIA Insured ..................      Aaa+/AAA++                  548,700
    900,000      5.500%, 04/01/16 MBIA Insured ..................      Aaa+/AAA++                1,065,375
    785,000      5.500%, 04/01/17 MBIA Insured ..................      Aaa+/AAA++                  924,338
  2,000,000      5.000%, 04/01/29 MBIA Insured ..................      Aaa+/AAA++                2,085,000
              Rhode Island Health & Education Building Corp.,
                 Johnson & Wales University, Series 2003
  1,360,000      4.000%, 04/01/12 XLCA Insured ..................      Aaa+/AAA++                1,433,100
  3,210,000      4.000%, 04/01/13 XLCA Insured ..................      Aaa+/AAA++                3,358,463
  2,000,000      4.000%, 04/01/14 XLCA Insured ..................      Aaa+/AAA++                2,070,000
              Rhode Island Health & Education Building Corp.,
                 Providence College, 1993 Series
    300,000      5.600%, 11/01/09 MBIA Insured ..................      Aaa+/AAA++                  310,104
    300,000      5.600%, 11/01/10 MBIA Insured ..................      Aaa+/AAA++                  310,173
  1,500,000      5.600%, 11/01/22 MBIA Insured ..................      Aaa+/AAA++                1,548,615
              Rhode Island Health & Education Building Corp.,
                 Rhode Island School of Design, 2001 Series
$   505,000      4.700%, 06/01/18 MBIA Insured ..................      Aaa+/AAA++           $      536,563
    280,000      4.750%, 06/01/19 MBIA Insured ..................      Aaa+/AAA++                  296,450
              Rhode Island Health & Education Building Corp.,
                 Roger Williams University
    500,000      5.125%, 11/15/11 AMBAC Insured .................      Aaa+/AAA++                  562,500
              Rhode Island Health & Education Building Corp.,
                 Roger Williams University, 1996 Series S
  1,000,000      5.500%, 11/15/11 AMBAC Insured .................      NR/AAA++                  1,131,250
  1,000,000      5.125%, 11/15/14 AMBAC Insured .................      Aaa+/AAA++                1,108,750
  1,000,000      5.000%, 11/15/18 AMBAC Insured .................      Aaa+/AAA++                1,090,000
              Rhode Island St. Health Education Building,
                 Bryant College
  1,000,000      5.125%, 06/01/19 AMBAC Insured .................      Aaa+/AAA++                1,085,000
    230,000      5.000%, 12/01/21 AMBAC Insured .................      Aaa+/AAA++                  244,375
                                                                                            --------------
                 Total Higher Education Revenue Bonds ...........                               34,540,160
                                                                                            --------------

              MORTGAGE REVENUE MULTI-FAMILY BONDS (0.3%)
              ---------------------------------------------------
              Rhode Island Housing & Mortgage Finance Corp.,
                 1995 Series A
    240,000      5.450%, 07/01/04 AMBAC Insured .................      Aaa+/AAA++                  247,534
    245,000      5.550%, 07/01/05 AMBAC Insured .................      Aaa+/AAA++                  258,781
                                                                                            --------------
                 Total Mortgage Revenue Bonds ...................                                  506,315
                                                                                            --------------

              WATER AND SEWER REVENUE BONDS (12.6%)
              ---------------------------------------------------
              Bristol County Rhode Island Water Authority,
                 1997 Series A
    300,000      5.000%, 12/01/08 MBIA Insured ..................      Aaa+/AAA++                  328,875
    750,000      5.250%, 07/01/17 MBIA Insured ..................      Aaa+/AAA++                  828,750
              Kent County Water Authority Revenue Bonds,
                 1994 Series A
    250,000      5.700%, 07/15/04 MBIA Insured ..................      Aaa+/AAA++                  262,260
              Kent County Water Authority Revenue Bonds,
                 2002 Series A
    500,000      4.000%, 07/15/12 MBIA Insured ..................      Aaa+/AAA++                  532,500
  1,055,000      4.150%, 07/15/14 MBIA Insured ..................      Aaa+/AAA++                1,107,750
              Rhode Island Clean Water Finance Agency, Water
                 Pollution Control Bonds Issue B
$ 1,800,000      5.000%, 10/01/18 MBIA Insured ..................      Aaa+/AAA++           $    1,959,750
              Rhode Island Clean Water Finance Agency, Water
                 Pollution Control Bonds Series 2002 B
  4,765,000      4.375%, 10/01/21 MBIA Insured ..................      Aaa+/AAA++                4,806,694
              Rhode Island Clean Water Protection Finance
                 Agency, Series 1999C
  1,000,000      5.125%, 10/01/11 MBIA Insured ..................      Aaa+/AAA++                1,123,750
              Rhode Island Clean Water Protection Finance
                 Agency, Series A
    500,000      4.600%,  10/01/13 AMBAC Insured ................      Aaa+/AAA++                  534,375
    500,000      4.750%, 10/01/14 AMBAC Insured .................      Aaa+/AAA++                  540,625
  1,250,000      5.400%, 10/01/15 MBIA Insured ..................      Aaa+/AAA++                1,468,750
  2,000,000      4.750%, 10/01/18 AMBAC Insured .................      Aaa+/AAA++                2,095,000
    500,000      4.750%, 10/01/20 AMBAC Insured .................      Aaa+/AAA++                  518,750
              Rhode Island Water Resources Board Public
                 Drinking Water Protection Revenue Bond
  1,500,000      4.000%, 03/01/14 MBIA Insured ..................      Aaa+/AAA++                1,561,875
  1,000,000      4.250%, 03/01/15 MBIA Insured ..................      Aaa+/AAA++                1,051,250
                                                                                            --------------
                 Total Water and Sewer Revenue Bonds ............                               18,720,954
                                                                                            --------------

              DEVELOPMENT REVENUE BONDS (8.1%)
              ---------------------------------------------------
              Rhode Island Convention Center Authority, 1993
                 Series A
  1,000,000      5.000%, 05/15/20 MBIA Insured-Series B .........      Aaa+/AAA++                1,005,820
  2,000,000      5.000%, 05/15/23 MBIA Insured-Series C .........      Aaa+/AAA++                2,061,500
              Rhode Island Convention Center Authority, 1993
                 Series B
    500,000      5.000%, 05/15/07 MBIA Insured ..................      Aaa+/AAA++                  558,750
              Rhode Island Public Building Authority State Public
                 Projects, 1989 Series A
  1,000,000      5.250%, 02/01/09 AMBAC Insured
                 (Escrowed to Maturity) .........................      Aaa+/AAA++                1,130,000
              Rhode Island Public Building Authority State
                 Public Projects, 1996 School Series B
$   500,000      5.500%, 12/15/14 MBIA Insured ..................      Aaa+/AAA++           $      566,875
  1,000,000      5.250%, 12/15/14 FSA Insured-1998 Series .......      Aaa+/AAA++                1,121,250
    500,000      5.500%, 12/15/15 MBIA Insured ..................      Aaa+/AAA++                  566,875
              Rhode Island Public Building Authority State
                 Public Projects, 1999 Series A
    500,000      5.000%, 12/15/09 AMBAC Insured .................      Aaa+/AAA++                  573,125
              Rhode Island State Economic Development Corp.,
                 Airport Revenue, Series B
  1,000,000      5.000%, 07/01/18 FSA Insured ...................      Aaa+/AAA++                1,071,250
              Rhode Island State Economic Development Corp.,
                 University of Rhode Island Series,
    750,000      4.800%, 11/01/11 FSA Insured ...................        Aaa+/NR                   829,688
    750,000      4.900%, 11/01/12 FSA Insured ...................        Aaa+/NR                   827,813
    750,000      4.900%, 11/01/13 FSA Insured ...................        Aaa+/NR                   824,063
    750,000      5.000%, 11/01/14 FSA Insured ...................        Aaa+/NR                   821,250
                                                                                            --------------
                 Total Development Revenue Bonds ................                               11,958,259
                                                                                            --------------

              POLLUTION CONTROL REVENUE BONDS (0.8%)
              ---------------------------------------------------
              Rhode Island Clean Water Protection, 1993 Series A,
    200,000      5.300%, 10/01/07 MBIA Insured ..................      Aaa+/AAA++                  227,500
    300,000      5.400%, 10/01/09 MBIA Insured ..................      Aaa+/AAA++                  349,500
              Rhode Island Clean Water Protection, 1993 Series B,
    500,000      4.500%, 10/01/11 AMBAC Insured .................      Aaa+/AAA++                  540,000
                                                                                            --------------
                 Total Pollution Control Revenue Bonds ..........                                1,117,000
                                                                                            --------------
              OTHER REVENUE BONDS (4.0%)
              State of Rhode Island Depositors Economic
                 Protection Corp., 1992 Series B
    135,000      5.500%, 08/01/06 MBIA Insured ..................      Aaa+/AAA++                  151,031
    500,000      6.000%, 08/01/17 MBIA Insured ..................      Aaa+/AAA++                  551,250
              State of Rhode Island Depositors Economic
                 Protection Corp., 1993 Series B
    300,000      5.800%, 08/01/09 MBIA Insured ..................      Aaa+/AAA++                  356,250
  1,045,000      5.250%, 08/01/21 MBIA Insured
                 (Escrowed to Maturity) .........................      Aaa+/AAA++                1,206,975
              Rhode Island State Capital Development Loan
$ 1,500,000      5.400%, 08/01/08 MBIA Insured ..................      Aaa+/AAA++           $    1,689,375
  1,135,000      5.000%, 08/01/11 MBIA Insured ..................      Aaa+/AAA++                1,238,569
              State of Rhode Island Certificates of Participation,
                 Howard Center Improvements
    400,000      5.250%, 10/01/10 MBIA Insured ..................      Aaa+/AAA++                  447,500
    200,000      5.375%, 10/01/16 MBIA Insured ..................      Aaa+/AAA++                  224,000
                                                                                            --------------
                 Total Other Revenue Bonds ......................                                5,864,950
                                                                                            --------------
                   Total Revenue Bonds ..........................                               72,707,638
                                                                                            --------------

                   Total Investments (cost $132,745,604*) .....   95.6%                        141,529,602
                   Other assets less liabilities ..............    4.4                           6,504,618
                                                                 ------                     --------------
                   Net Assets .................................  100.0%                     $  148,034,220
                                                                 ======                     ==============

              *     See notes 2f and 4.

              Rating Services:
              +     Moody's Investors Service
              ++    Standard & Poor's
              +++   Fitch
              NR-   Not rated by two of the ratings services.

                                 PORTFOLIO ABBREVIATIONS:
                                 ------------------------
                    AMBAC  - American Municipal Bond Assurance Corp.
                    FGIC   - Financial Guaranty Insurance Co.
                    FSA    - Financial Security Assurance
                    MBIA   - Municipal Bond Investors Assurance Corp.
                    XLCA   - XL Capital Assurance Inc.

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003

ASSETS
   Investments at value (cost $132,745,604) ................................................      $ 141,529,602
   Receivable for Fund shares sold .........................................................          5,567,792
   Interest receivable .....................................................................          1,688,173
   Receivable for investment securities sold ...............................................             85,000
   Other assets ............................................................................              6,133
                                                                                                  -------------
   Total assets ............................................................................        148,876,700
                                                                                                  -------------
LIABILITIES
   Cash overdraft ..........................................................................            363,726
   Payable for Fund shares redeemed ........................................................            248,761
   Dividends payable .......................................................................            119,080
   Distribution fees payable ...............................................................             63,119
   Management fee payable ..................................................................             13,071
   Accrued expenses ........................................................................             34,723
                                                                                                  -------------
   Total liabilities .......................................................................            842,480
                                                                                                  -------------
NET ASSETS .................................................................................      $ 148,034,220
                                                                                                  =============
   Net Assets consist of:
   Capital Stock - Authorized 80,000,000 shares, par value $.01 per share ..................      $     135,595
   Additional paid-in capital ..............................................................        139,911,579
   Net unrealized appreciation on investments (note 4) .....................................          8,783,998
   Accumulated net realized loss on investments ............................................           (699,388)
   Distributions in excess of net investment income ........................................            (97,564)
                                                                                                  -------------
                                                                                                  $ 148,034,220
                                                                                                  =============
CLASS A
   Net Assets ..............................................................................      $ 106,886,704
                                                                                                  =============
   Capital shares outstanding ..............................................................          9,790,410
                                                                                                  =============
   Net asset value and redemption price per share ..........................................      $       10.92
                                                                                                  -------------
   Offering price per share (100/96 of $10.92 adjusted to nearest cent) ....................      $       11.38
                                                                                                  =============

CLASS C
   Net Assets ..............................................................................      $  22,506,244
                                                                                                  =============
   Capital shares outstanding ..............................................................          2,061,725
                                                                                                  =============
   Net asset value and offering price per share ............................................      $       10.92
                                                                                                  =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ..........................................      $       10.92*
                                                                                                  =============

CLASS I
   Net Assets ..............................................................................      $     448,569
                                                                                                  =============
   Capital shares outstanding ..............................................................             41,115
                                                                                                  =============
   Net asset value, offering and redemption price per share ................................      $       10.91
                                                                                                  =============

CLASS Y
   Net Assets ..............................................................................      $  18,192,703
                                                                                                  =============
   Capital shares outstanding ..............................................................          1,666,271
                                                                                                  =============
   Net asset value, offering and redemption price per share ................................      $       10.92
                                                                                                  =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2003

INVESTMENT INCOME:
     Interest income ...........................................                     $ 5,785,814

Expenses:
     Management fee (note 3) ...................................   $   648,033
     Distribution and service fees (note 3) ....................       331,670
     Trustees' fees and expenses (note 8) ......................        83,518
     Legal fees ................................................        53,428
     Transfer and shareholder servicing agent fees .............        47,128
     Shareholders' reports and proxy statements ................        37,823
     Fund accounting fees ......................................        29,630
     Auditing fees .............................................        24,145
     Custodian fees ............................................        16,013
     Registration fees and dues ................................         8,944
     Miscellaneous .............................................        29,243
                                                                   -----------
     Total Expenses ............................................     1,309,575

     Management fee waived (note 3) ............................      (516,239)
     Expenses paid indirectly (note 6) .........................       (36,493)
                                                                   -----------
     Net expenses ..............................................                         756,843
                                                                                     -----------
     Net investment income .....................................                       5,028,971

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) from securities transactions .....       286,562
     Change in unrealized appreciation on investments ..........     5,341,554
                                                                   -----------
     Net realized and unrealized gain (loss) on investments ....                       5,628,116
                                                                                     -----------

     Net change in net assets resulting from operations ........                     $10,657,087
                                                                                     ===========

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED         YEAR ENDED
                                                                                 JUNE 30, 2003       JUNE 30, 2002
                                                                                 -------------       -------------
OPERATIONS:
   Net investment income ...............................................         $   5,028,971       $   3,983,638
   Net realized gain (loss) from securities transactions ...............               286,562              77,291
   Change in unrealized appreciation on investments ....................             5,341,554           1,510,851
                                                                                 -------------       -------------
      Change in net assets from operations .............................            10,657,087           5,571,780
                                                                                 -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 9):
   Class A Shares:
   Net investment income ...............................................            (3,889,489)         (3,331,831)

   Class C Shares:
   Net investment income ...............................................              (607,348)           (380,858)

   Class I Shares:
   Net investment income ...............................................               (16,746)             (8,912)

   Class Y Shares:
   Net investment income ...............................................              (637,034)           (324,361)
                                                                                 -------------       -------------
      Change in net assets from distributions ..........................            (5,150,617)         (4,045,962)
                                                                                 -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...........................................            44,058,438          39,727,773
   Reinvested dividends and distributions ..............................             3,417,773           2,595,440
   Cost of shares redeemed .............................................           (19,044,516)         (7,869,632)
                                                                                 -------------       -------------
   Change in net assets from capital share transactions ................            28,431,695          34,453,581
                                                                                 -------------       -------------
      Change in net assets .............................................            33,938,165          35,979,399

NET ASSETS:
   Beginning of period .................................................           114,096,055          78,116,656
                                                                                 -------------       -------------

   End of period* ......................................................         $ 148,034,220       $ 114,096,055
                                                                                 =============       =============

   * Includes distributions in excess of net investment income of:               $     (97,564)      $     (62,147)
                                                                                 =============       =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund's offices determined to adopt this requirement effective July 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. The Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $25,252 to reflect the cumulative effect of this change up to the date of adoption.

3. FEES AND RELATED PARTY TRANSACTIONS

A) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets.

     Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

     For the year ended June 30, 2003, the Fund incurred management fees of $648,033 of which $516,239 was voluntarily waived.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

B) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2003, service fees on Class A Shares amounted to $142,960, of which the Distributor retained $2,971.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2003 amounted to $141,378. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2003, amounted to $47,126. The total of these payments with respect to Class C Shares amounted to $188,504, of which the Distributor retained $30,771.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.05%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended June 30, 2003, these payments were made at the average annual rate of 0.20% of such net assets amounting to $823 of which $206 related to the Plan and $617 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2003, total commissions on sales of Class A Shares amounted to $548,211, of which the Distributor received $34,003.

C) OTHER RELATED PARTY TRANSACTIONS:

     For the year ended June 30, 2003, the Fund incurred $52,981 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund for legal fees in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a partner of Hollyer Brady Smith & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

     During the year ended June 30, 2003,  purchases of securities  and proceeds
from  the  sales  of  securities   aggregated   $40,432,012   and   $14,866,271,
respectively.

     At June 30, 2003, the aggregate tax cost for all securities was $132,724,088. At June 30, 2003, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $8,818,924 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $13,409, for a net unrealized appreciation of $8,805,515.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 80% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At June 30, 2003, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At June 30, 2003, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                                              Year Ended                         Year Ended
                                                             June 30, 2003                      June 30, 2002
                                                      ----------------------------      -----------------------------
                                                        Shares            Amount          Shares             Amount
                                                        ------            ------          ------             ------
CLASS A SHARES:
     Proceeds from shares sold .............           2,511,973      $ 26,990,482       2,015,970       $ 20,944,728
     Reinvested distributions ..............             239,993         2,564,785         205,510          2,134,035
     Cost of shares redeemed ...............          (1,208,692)      (13,117,881)       (532,239)        (5,535,714)
                                                      ----------      ------------      ----------       ------------
         Net change ........................           1,543,274        16,437,386       1,689,241         17,543,049
                                                      ----------      ------------      ----------       ------------

CLASS C SHARES:
     Proceeds from shares sold .............             851,696         9,125,462         922,383          9,563,352
     Reinvested distributions ..............              32,560           348,204          23,115            239,961
     Cost of shares redeemed ...............            (312,631)       (3,355,269)       (135,993)        (1,404,609)
                                                      ----------      ------------      ----------       ------------
         Net change ........................             571,625         6,118,397         809,505          8,398,704
                                                      ----------      ------------      ----------       ------------

CLASS I SHARES:
     Proceeds from shares sold .............               4,279            45,721          27,795            285,279
     Reinvested distributions ..............                  52               560              --                 --
     Cost of shares redeemed ...............                 (53)             (592)             --                 --
                                                      ----------      ------------      ----------       ------------
         Net change ........................               4,278            45,689          27,795            285,279
                                                      ----------      ------------      ----------       ------------
CLASS Y SHARES:
     Proceeds from shares sold .............             741,749         7,896,773         865,062          8,934,414
     Reinvested distributions ..............              47,085           504,224          21,362            221,444
     Cost of shares redeemed ...............            (242,048)       (2,570,774)        (89,778)          (929,309)
                                                      ----------      ------------      ----------       ------------
         Net change ........................             546,786         5,830,223         796,646          8,226,549
                                                      ----------      ------------      ----------       ------------
Total transactions in Fund
     shares ................................           2,665,963      $ 28,431,695       3,323,187       $ 34,453,581
                                                      ==========      ============      ==========       ============

8. TRUSTEES' FEES AND EXPENSES

     During the fiscal year ended June 30, 2003, there were eight Trustees, one of which is affiliated with the Manager and is not paid any trustee fees. Each Trustee's fees paid during the year were at the annual rate of $6,500 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended June 30, 2003, such reimbursements averaged approximately $4,002 per Trustee.

9. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $86,229 and debited additional paid in capital in the amount of $86,229 at June 30, 2003. This adjustment had no impact on the Fund's aggregate net assests at June 30, 2003. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     At June 30, 2003, the Fund had a capital loss carryover of $699,388 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

     The tax character of distributions during the fiscal years ended June 30, 2003 and 2002 is as follows:

     Distributions from

                                                 Year Ended June 30,
                                                2003               2002
                                            ----------         ----------
     Net tax-exempt income                  $5,052,703         $4,014,083
     Ordinary income                            97,914             31,879
                                            ----------         ----------
                                            $5,150,617         $4,045,962
                                            ==========         ==========

     As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

     Accumulated net realized loss                             $ (699,388)
     Unrealized appreciation                                    8,805,515
                                                               ----------
                                                               $8,106,127
                                                               ==========

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                Class A
                                                   -----------------------------------------------------------------

                                                                           Year Ended June 30,
                                                   ----------------------------------------------------------------
                                                    2003           2002          2001          2000          1999
                                                   -------        -------       -------       -------       -------
Net asset value, beginning of period ..........     $10.47         $10.32        $9.91         $10.16        $10.47
                                                   -------        -------       -------       -------       -------
Income (loss) from investment operations:
   Net investment income+ .....................      0.42           0.45          0.47          0.49          0.49
   Net gain (loss) on securities
      (both realized and unrealized) ..........      0.47           0.16          0.44         (0.24)        (0.30)
                                                   -------        -------       -------       -------       -------
   Total from investment operations ...........      0.89           0.61          0.91          0.25          0.19
                                                   -------        -------       -------       -------       -------
Less distributions (note 9):
   Dividends from net investment income .......     (0.44)         (0.46)        (0.50)        (0.50)        (0.50)
                                                   -------        -------       -------       -------       -------
Net asset value, end of period ................     $10.92         $10.47        $10.32         $9.91        $10.16
                                                   =======        =======       =======       =======       =======
Total return (not reflecting sales charge) ....     8.64%          6.07%         9.19%         2.58%         1.74%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...   $106,887        $86,378       $67,669       $59,899       $66,611
   Ratio of expenses to average net assets ....     0.51%          0.49%         0.41%         0.41%         0.39%
   Ratio of net investment income to
       average net assets .....................     3.96%          4.34%         4.65%         4.89%         4.61%
   Portfolio turnover rate ....................     11.74%         6.02%         3.08%         8.66%         1.36%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ....     0.88%          0.88%         0.95%         0.95%         0.91%
   Ratio of net investment income to
      average net assets ......................     3.59%          3.95%         4.11%         4.36%         4.09%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....     0.48%          0.46%         0.40%         0.38%         0.35%

                                                                              Class I
                                                          -------------------------------------------------

                                                                      Year Ended June 30,            Period
                                                          --------------------------------------      Ended
                                                           2003       2002       2001      2000     6/30/99(1)
                                                          ------     ------     ------    ------    ----------
Net asset value, beginning of period ..........           $10.47     $10.32     $ 9.90    $10.15     $10.54
                                                          ------     ------     ------    ------     ------
Income (loss) from investment operations:
   Net investment income+ .....................            0.42       0.44       0.47      0.48       0.31
   Net gain (loss) on securities
      (both realized and unrealized) ..........            0.46       0.17       0.43     (0.23)     (0.38)
                                                          ------     ------     ------    ------     ------
   Total from investment operations ...........            0.88       0.61       0.90      0.25      (0.07)
                                                          ------     ------     ------    ------     ------
Less distributions (note 9):
   Dividends from net investment income .......           (0.44)     (0.46)     (0.48)    (0.50)     (0.32)
                                                          ------     ------     ------    ------     ------
Net asset value, end of period ................           $10.91     $10.47     $10.32    $ 9.90     $10.15
                                                          ======     ======     ======    ======     ======
Total return (not reflecting sales charge) ....            8.52%      6.05%      9.29%     2.56%    (0.75)%++

Ratios/supplemental data
   Net assets, end of period (in thousands)....            $449       $386       $93       $75        $77
   Ratio of expenses to average net assets ....            0.52%      0.50%      0.41%     0.43%     0.49%*
   Ratio of net investment income to
      average net assets ......................            3.95%      4.32%      4.65%     4.87%     4.54%*
   Portfolio turnover rate ....................           11.74%      6.02%      3.08%     8.66%     1.36%++

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ....            0.89%      0.89%      0.96%     0.97%     0.87%*
   Ratio of net investment income to
      average net assets ......................            3.58%      3.93%      4.10%     4.34%     4.16%*

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....            0.49%      0.48%      0.41%     0.40%     0.46%*

--------------
(1) For the period November 4, 1998 (commencement of operations) through June 30, 1999.
+     Per share amounts have been calculated using the monthly average shares method.
++    Not annualized.
*     Annualized.

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      Class C
                                                          --------------------------------------------------------------
                                                                                Year Ended June 30,
                                                          --------------------------------------------------------------
                                                           2003          2002          2001          2000         1999
                                                          ------        ------        ------        ------       ------
Net asset value, beginning of period ..........           $10.47        $10.32         $9.91        $10.16       $10.47
                                                          ------        ------        ------        ------       ------
Income from investment operations:
   Net investment income + ....................            0.33          0.36          0.38          0.40         0.38
   Net gain (loss) on securities (both
        realized and unrealized) ..............            0.47          0.16          0.43         (0.24)       (0.29)
                                                          ------        ------        ------        ------       ------
   Total from investment operations ...........            0.80          0.52          0.81          0.16         0.09
                                                          ------        ------        ------        ------       ------
Less distributions (note 9):
   Dividends from net investment income .......           (0.35)        (0.37)        (0.40)        (0.41)       (0.40)
                                                          ------        ------        ------        ------       ------
Net asset value, end of period ................           $10.92        $10.47        $10.32         $9.91       $10.16
                                                          ======        ======        ======        ======       ======
Total return (not reflecting sales charge) ....            7.72%         5.16%         8.27%         1.71%        0.76%
Ratios/supplemental data
   Net assets, end of period (in thousands)....           $22,506      $15,606        $7,023        $4,681       $4,213
   Ratio of expenses to average net assets ....            1.35%         1.34%         1.26%         1.26%        1.35%
   Ratio of net investment income to
      average net assets ......................            3.10%         3.46%         3.78%         4.04%        3.65%
   Portfolio turnover rate ....................           11.74%         6.02%        3.08%+         8.66%        1.36%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ....            1.72%         1.72%         1.80%         1.80%        1.75%
   Ratio of net investment income to
      average net assets ......................            2.73%         3.07%         3.24%         3.50%        3.25%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....            1.33%         1.31%         1.25%         1.23%        1.32%

                                                                                     Class Y
                                                          -------------------------------------------------------------
                                                                                Year Ended June 30,
                                                          -------------------------------------------------------------
                                                            2003         2002          2001          2000         1999
                                                          -------       ------        ------        ------       ------
Net asset value, beginning of period ..........           $10.47        $10.32         $9.91        $10.16       $10.47
                                                          ------        ------        ------        ------       ------
Income from investment operations:
   Net investment income + ....................            0.45          0.46          0.48          0.50         0.49
   Net gain (loss) on securities (both
        realized and unrealized) ..............            0.45          0.17          0.44         (0.24)       (0.30)
                                                          ------        ------        ------        ------       ------
   Total from investment operations ...........            0.90          0.63          0.92          0.26         0.19
                                                          ------        ------        ------        ------       ------
Less distributions (note 9):
   Dividends from net investment income .......           (0.45)        (0.48)        (0.51)        (0.51)       (0.50)
                                                          ------        ------        ------        ------       ------
Net asset value, end of period ................           $10.92        $10.47        $10.32         $9.91       $10.16
                                                          ======        ======        ======        ======       ======
Total return (not reflecting sales charge) ....            8.80%         6.22%         9.35%         2.73%        1.79%
Ratios/supplemental data
   Net assets, end of period (in thousands)....           $18,193      $11,726        $3,332        $2,277       $4,250
   Ratio of expenses to average net assets ....            0.36%         0.34%         0.26%         0.26%        0.33%
   Ratio of net investment income to
      average net assets ......................            4.10%         4.47%         4.79%         5.07%        4.65%
   Portfolio turnover rate ....................           11.74%         6.02%        3.08%+         8.66%        1.36%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ....            0.73%         0.73%         0.80%         0.79%        0.70%
   Ratio of net investment income to
      average net assets ......................            3.73%         4.08%         4.24%         4.54%        4.29%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....            0.33%         0.31%         0.26%         0.23%        0.30%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                             NUMBER OF
                        POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                        HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                   FUND AND            PRINCIPAL                                         COMPLEX       (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF           OCCUPATION(S)                                     OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)          DURING PAST 5 YEARS                              BY TRUSTEE     INDICATED OTHERWISE.)
-----------------       ----------          -------------------                              ----------     ---------------------
INTERESTED TRUSTEES(4)

Lacy B. Herrmann        Chairman            Founder and Chairman of the Board,                    12        Director or trustee, OCC
New York, NY            of the Board        Aquila Management Corporation, the                              Cash Reserves, Inc., OCC
(05/12/29)              of Trustees         sponsoring organization and Manager or                          Accumulation Trust,
                        since 1992          Administrator and/or Adviser or                                 Oppenheimer Quest Value
                                            Sub-Adviser to each fund of the Aquila(sm)                      Funds Group, Oppenheimer
                                            Group of Funds(5) and Founder, Chairman                         Small Cap Value Fund,
                                            of the Board of Trustees and (currently                         Oppenheimer Midcap Fund,
                                            or until 1998) President of each since                          and Oppenheimer
                                            its establishment, beginning in 1984;                           Rochester Group of
                                            Director of the Distributor since 1981                          Funds.
                                            and formerly Vice President or
                                            Secretary, 1981-1998; President and a
                                            Director, STCM Management Company, Inc.,
                                            sponsor and investment adviser to
                                            Capital Cash Management Trust since
                                            1973; Trustee Emeritus, Brown University
                                            and active in university, school and
                                            charitable organizations.

David A. Duffy          Trustee since       Chairman, formerly President, Duffy &                 1         Citizens Bank of Rhode
North Kingstown, RI     1995                Shanley, Inc., a marketing                                      Island since 1999.
(08/07/39)                                  communications firm, since 1973;
                                            Transition Chairman for Gov. Donald
                                            Carcieri (R.I.); immediate past National
                                            Chairman, National Conference for
                                            Community and Justice (NCCJ); Chairman,
                                            Providence College President's Council;
                                            officer or director of numerous civic
                                            and non-profit organizations.

John J. Partridge       Trustee since       Founding Partner, Partridge, Snow &                   1         None
Providence, RI          2002                Hahn, LLP, a law firm, Providence, Rhode
(05/05/40)                                  Island, since 1988; director of various
                                            educational, civic and charitable
                                            organizations, including Greater
                                            Providence Chamber of Commerce and
                                            Memorial Hospital of Rhode Island.

NON-INTERESTED TRUSTEES

Vernon R. Alden         Trustee since       Retired; General Independent Partner,                 1         Sonesta International
Boston, MA              1992                Merrill Lynch-Lee Funds; former director                        Hotels Corporation.
(04/07/23)                                  or trustee of various Fortune 500
                                            companies, as well as various open-end
                                            investment companies, formerly President
                                            of Ohio University and Associate Dean of
                                            the Harvard University Graduate School
                                            of Business Administration; member of
                                            several Japan-related advisory councils;
                                            Honorary Consul General of the Royal
                                            Kingdom of Thailand; trustee of various
                                            cultural, educational and civic
                                            organizations.

Paul Y. Clinton         Trustee since       Principal, Clinton Management                         2         Director or trustee, OCC
Osterville, MA          1996                Associates, a financial and venture                             Cash Reserves, Inc., OCC
Naples, FL                                  capital consulting firm.                                        Accumulation Trust,
(02/14/31)                                                                                                  Oppenheimer Quest Value
                                                                                                            Funds Group, Oppenheimer
                                                                                                            Small Cap Value Fund,
                                                                                                            Oppenheimer Midcap Fund,
                                                                                                            and Oppenheimer
                                                                                                            Rochester Group of
                                                                                                            Funds.

William J. Nightingale  Trustee since       Retired; formerly Chairman, founder                   2         Ring's End, Inc.
Rowayton, CT            1992                (1975) and Senior Advisor until 2000
(09/16/29)                                  of Nightingale & Associates, L.L.C.,
                                            a general management consulting firm
                                            focusing on interim management,
                                            divestitures, turnaround of troubled
                                            companies, corporate restructuring
                                            and financial advisory services.

Cornelius T. Ryan       Trustee since       Founder and General Partner, Oxford                   3         Director of Neuberger &
Westport, CT and        2002                Ventures Partners, a group of                                   Berman Equity Funds.
Sun Valley, ID                              investment venture capital
(11/14/31)                                  partnerships, since 1981 and Founder
                                            and General Partner, Oxford
                                            Bioscience Partners, a group of
                                            venture capital partnerships focused
                                            on life sciences, genomics,
                                            healthcare information technology
                                            and medical devices, since 1991.

J. William Weeks        Trustee since       Retired; limited partner and                          3         None
Palm Beach, FL          1995                investor in various real estate
(06/22/27)                                  partnerships since 1988; formerly
                                            Senior Vice President or Vice
                                            President of the Aquila Bond Funds;
                                            and Vice President of the
                                            Distributor.

OFFICERS

Diana P. Herrmann       President since     President and Chief Operating                         N/A       N/A
New York, NY            1998                Officer of the Manager since 1997, a
(02/25/58)                                  Director since 1984, Secretary since
                                            1986 and previously its Executive
                                            Vice President, Senior Vice
                                            President or Vice President,
                                            1986-1997; President, Senior Vice
                                            President or Executive Vice
                                            President of funds in the Aquila(sm)
                                            Group of Funds since 1986; Director
                                            of the Distributor since 1997;
                                            trustee, Reserve Money-Market Funds,
                                            1999-2000 and Reserve Private Equity
                                            Series, 1998-2000; active in mutual
                                            fund and trade organizations and in
                                            charitable and volunteer
                                            organizations.

Stephen J. Caridi       Senior Vice         Vice President of the Distributor                     N/A       N/A
New York, NY            President since     since 1995; Vice President, Hawaiian
(05/06/61)              1998                Tax-Free Trust since 1998; Senior
                                            Vice President, Narragansett Insured
                                            Tax-Free Income Fund since 1998,
                                            Vice President 1996-1997; Assistant
                                            Vice President, Tax-Free Fund For
                                            Utah since 1993

Joseph P. DiMaggio      Chief Financial     Chief Financial Officer of the                        N/A       N/A
New York, NY            Officer since       Aquila(sm) Group of Funds since 2003
(11/06/56)              2003 and            and Treasurer since 2000;
                        Treasurer since     Controller, Van Eck Global Funds,
                        2000                1993-2000.

Edward M. W. Hines      Secretary since     Partner, Hollyer Brady Smith & Hines                  N/A       N/A
New York, NY            1982                LLP, legal counsel to the Fund,
(12/16/39)                                  since 1989; Secretary of the
                                            Aquila(sm) Group of Funds.

Robert W. Anderson      Assistant           Compliance Officer of the Manager                     N/A       N/A
New York, NY            Secretary since     since 1998 and Assistant Secretary
(08/23/40)              2000                of the Aquila(sm) Group of Funds since
                                            2000; trustee, Alpha Strategies Fund
                                            since July, 2002; Consultant, The
                                            Wadsworth Group, 1995-1998.

John M. Herndon         Assistant           Assistant Secretary of the Aquila(sm)                 N/A       N/A
New York, NY            Secretary since     Group of Funds since 1995 and Vice
(12/17/39)              1995                President of the four Aquila
                                            Money-Market Funds since 1990; Vice
                                            President of the Manager since 1990.

Lori A. Vindigni        Assistant           Assistant Treasurer of the Aquila(sm)                 N/A       N/A
New York, NY            Treasurer since     Group of Funds since 2000; Assistant
(11/02/66)              2000                Vice President of the Manager since
                                            1998; Fund Accountant for the
                                            Aquila(sm) Group of Funds, 1995-1998.

----------
(1)  The  Fund's  Statement  of  Additional   Information   includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Narragansett Insured Tax-Free Income Fund, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Fund, as that term is defined in the 1940 Act, as an officer of the Fund, as a director, officer and shareholder of the Manager and as a shareholder and director of the Distributor. Mr. Duffy is an interested person as a director of the Sub-Adviser. Mr. Partridge is an interested person of the Fund as a partner of the law firm that performs legal services for the Sub-Adviser.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Capital Cash Management Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 12 funds are called the "Aquila(sm) Group of Funds."

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.



FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended June 30, 2003, $5,023,493 of dividends paid by Narragansett Insured Tax-Free Income Fund, constituting 98.09% of total dividends paid during the fiscal year ended June 30, 2003, were exempt-interest dividends and the balance was ordinary dividend income.

     Prior to January 31, 2003, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2002 CALENDAR YEAR.

     Prior to January 31, 2004, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2003 CALENDAR YEAR.

MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   CITIZENS INVESTMENT ADVISORS,
   A DEPARTMENT OF CITIZENS BANK
   OF RHODE ISLAND
   One Citizens Plaza
   Providence, Rhode Island 02903

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Vernon R. Alden
   Paul Y. Clinton
   David A. Duffy
   William J. Nightingale
   John J. Partridge
   Cornelius T. Ryan
   J. William Weeks

OFFICERS
   Diana P. Herrmann, President
   Stephen J. Caridi, Senior Vice President
   Joseph P. DiMaggio, Chief Financial Officer
     and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio  43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ANNUAL
REPORT

JUNE 30, 2003
                          A TAX-FREE INCOME INVESTMENT

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

[Logo of the Aquila Group of Funds: an eagle's head]

         ONE OF THE
 AQUILA(SM) GROUP OF FUNDS



ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
President
September 8, 2003


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
September 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
September 8, 2003

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
September 8, 2003



NARRAGANSETT INSURED TAX-FREE INCOME FUND


EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.